Temporary Equity and Stockholders' Deficiency (Details Narrative) (10-K) - USD ($)															1 Months Ended	3 Months Ended					9 Months Ended		12 Months Ended
	Mar. 27, 2019	Mar. 13, 2019	Feb. 08, 2019	Dec. 18, 2018	Sep. 20, 2018	Sep. 20, 2018	May 19, 2018	Feb. 12, 2018	Jan. 17, 2018	Nov. 17, 2017	Jul. 02, 2017	Mar. 31, 2017	Jan. 17, 2017	Jan. 07, 2017	Mar. 31, 2018	Sep. 30, 2019	Mar. 31, 2019	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Oct. 05, 2018	Jul. 27, 2018	Feb. 28, 2017	Jul. 11, 2016	Aug. 25, 2008
Common stock, shares authorized																80,000,000					80,000,000		80,000,000	80,000,000
Common stock, par or stated value per share																$ 0.01					$ 0.01		$ 0.01	$ 0.01
Common stock, shares, issued																60,321,615					60,321,615		46,738,533	43,067,546
Common stock, shares, outstanding																60,271,082					60,271,082		46,688,000	43,063,135
Preferred stock, shares authorized																11,000,000					11,000,000		11,000,000	11,000,000
Preferred stock, shares outstanding
Shares issued, price per share												$ 1.09		$ 2.00					$ 0.70
Common stock issued in satisfaction of dividends payable																			$ 264,272				$ 264,272
Common stock issued for cash, shares														25,000
Common stock issued for cash, value														$ 50,000										$ 40,500
Placement agent fees														$ 5,000
Warrants issued to purchase of common stock shares														2,500
Warrants exercise price														$ 2.00
Number of common stock shares return													2,500
Common stock shares return, value													$ 5,000
Common stock issued under 401(k) profit sharing plan, shares												67,770
Common stock issued under 401(k) profit sharing plan, value												$ 73,868					$ 63,415			$ 81,399			81,399	73,868
Common stock issued in satisfaction of deferred revenue, shares											62,270
Common stock issued in satisfaction of deferred revenue											$ 124,539													124,539
Deferred revenue											82,500
Interest expense											$ 42,039					$ 29,140		$ 92,972			$ 256,169	$ 499,719	611,297	320,571
Foreign currency translation adjustments																(365,350)		325			(730,767)	1,195,491	$ 2,314,409	336,568
Share based compensation																105,178		$ 177,105			331,680	$ 565,436		$ 1,105
Weighted average grant date value																							$ 0.52
Option exercise price per share																							$ 0.10	$ 0.32
Option outstanding rate																							5.00%
Employee service share-based compensation, nonvested awards, compensation not yet recognized, stock options																$ 1,244,824					$ 1,244,824
Employee service share-based compensation, nonvested awards, compensation cost not yet recognized, period for recognition																					2 years 11 months 4 days
DPEC Capital, Inc. [Member]
Placement agent fees									$ 500
Warrants issued to purchase of common stock shares													250	2,500
Warrants exercise price														$ 2.00
Commissions on warrants returned													$ 500
Number of warrants repurchased									250
Board of Directors [Member]
Dividends declared on preferred stock																							$ 474,719
Common stock issued in satisfaction of dividends payable, shares																							378,193
Common stock issued in satisfaction of dividends payable																							$ 264,272
Dividends payable and paid cash dividends																							$ 127,502
Board of Directors [Member]
Shares issued, price per share																							$ 0.70
Dividends payable																							$ 85,945
Former Employee [Member]
Number of treasury stock transferred to common stock							46,122
Value of treasury stock transferred to common stock							$ 32,285
Options [Member]
Number of common stock shares authorized																								0
Number of stock options to purchase of shares granted																					4,489,890		2,830,000	1,395,000
Share based compensation																							$ 716,249	$ 622,802
Employee service share-based compensation, nonvested awards, compensation not yet recognized, stock options																								$ 1,049,807
Employee service share-based compensation, nonvested awards, compensation cost not yet recognized, period for recognition																							2 years 9 months 11 days
Options [Member] | Employee [Member]
Option exercise price per share										$ 1.10
Percentage of option vested										25.00%
2008 Equity Incentive Plan [Member]
Share-based compensation arrangement by share-based payment award, number of shares available for grant																							0
2016 Stock Option Plan [Member]
Number of common stock shares authorized																							0					1,224,308
Increased percentage of common stock shares outstanding																												2.50%
Number of stock options to purchase of shares granted								1,330,000															1,500,000	1,395,000
Option term								5 years
Option exercise price per share								$ 0.77
Percentage of option vested								25.00%
Stock option granted during the period								$ 623,011
2016 Stock Option Plan [Member] | Options [Member]
Number of stock options to purchase of shares granted										1,395,000
Option term										5 years
2016 Stock Option Plan [Member] | Options [Member] | Employee [Member]
Number of stock options to purchase of shares granted										940,000
Stock option granted during the period										$ 452,120
2016 Stock Option Plan [Member] | Options [Member] | Consultants [Member]
Number of stock options to purchase of shares granted										355,000
Stock option granted during the period										$ 115,056
2016 Stock Option Plan [Member] | Options [Member] | Board of Directors [Member]
Number of stock options to purchase of shares granted										100,000
Stock option granted during the period										$ 337,064
2018 Equity Incentive Plan [Member]
Share-based compensation arrangement by share-based payment award, number of shares available for grant																										1,500,000
Increased percentage of common stock shares outstanding																										2.50%
Number of stock options to purchase of shares granted					1,500,000	1,500,000
Common stock exercisable price percentage																							110.00%
Option term					5 years
Option exercise price per share					$ 0.539	$ 0.539
Percentage of option vested					25.00%
Stock option granted during the period					$ 253,023
2018 Equity Incentive Plan [Member] | Employees [Member]
Number of stock options to purchase of shares granted					150,000
2018 Equity Incentive Plan [Member] | Beneficiary Ownership [Member] | Minimum [Member]
Minority interest percentage																							10.00%
2018 Equity Incentive Plan [Member] | January 1, 2019 [Member]
Share-based compensation arrangement by share-based payment award, number of shares available for grant																							1,394,131
2018 Equity Incentive Plan [Member] | January 31, 2019 [Member]
Share-based compensation arrangement by share-based payment award, number of shares available for grant																							44,131
Number of stock options to purchase of shares granted																							1,350,000
2018 Gaucho Plan [Member]
Share-based compensation arrangement by share-based payment award, number of shares available for grant																							1,505,000
Number of stock options to purchase of shares granted				6,495,000
2018 Gaucho Plan [Member] | Maximum [Member]
Number of common stock shares authorized																									8,000,000
2008 Equity Incentive Plan [Member]
Share-based compensation arrangement by share-based payment award, number of shares available for grant																													9,000,000
Common Stock [Member]
Shares issued, price per share		$ 0.35
Gross proceeds	$ 884,750		$ 884,750
Common stock issued in satisfaction of dividends payable																			$ 3,781				$ 3,781
Common stock issued for cash, shares																								22,500
Common stock issued for cash, value																								$ 225
Common stock issued under 401(k) profit sharing plan, shares		181,185															181,185			116,284			116,284	67,770
Common stock issued under 401(k) profit sharing plan, value																	$ 1,812			$ 1,163			$ 1,163	$ 678
Common stock issued in satisfaction of deferred revenue, shares																								62,270
Common stock issued in satisfaction of deferred revenue																								$ 622
Common Stock [Member] | 2018 Equity Incentive Plan [Member]
Number of stock options to purchase of shares granted					1,350,000
Common Stock [Member] | 401(k) Profit Sharing Plan [Member]
Shares issued, price per share															$ 0.70					$ 0.70			$ 0.70
Common stock issued for cash, shares																							1,890,993
Common stock issued for cash, value																							$ 1,323,695
Common stock issued under 401(k) profit sharing plan, shares															116,284
Common stock issued under 401(k) profit sharing plan, value															$ 81,399
Series A Convertible Preferred Stock [Member]
Preferred stock, shares designated																							10,097,330	10,097,330			10,097,330
Preferred stock, shares authorized																10,097,330					10,097,330		10,097,330	10,097,330
Preferred stock, par or stated value per share																$ 0.01					$ 0.01		$ 0.01	$ 0.01
Preferred stock, shares outstanding
Series B Convertible Preferred Stock [Member]
Preferred stock, shares designated																							902,670	902,670			902,670
Preferred stock, par or stated value per share																											$ 0.01
Preferred stock, shares outstanding																							902,670	902,670
Series B Preferred Stock [Member]
Preferred stock issued for cash, shares																							775,931
Shares issued, price per share																							$ 10.00
Gross proceeds																							$ 7,759,500
Number of shares issued conversion of certain convertible promissory notes																							126,739
Preferred stock dividend rate																					8.00%		8.00%
Liquidation value per share																$ 10					$ 10		$ 10
Deemed dividends earned																							$ 724,108	$ 345,079
Dividends payable																$ 85,223					$ 85,223
Preferred stock, amount of cumulative dividends dividends in arrears																					$ 1,082,615		$ 546,335	$ 284,564
Fair market value of common stock																							$ 10.00
Shares converted into stock																							10
Preferred stock voting, description																							Each share of Series B stock is entitled the number of votes determined by dividing $10 by the fair market value of the Company's common stock on the date that the Series B shares were issued, up to a maximum of ten votes per share of Series B stock
Series B Preferred Stock [Member]
Number of shares issued conversion of certain convertible promissory notes																							1,285,517
Common stock issued in satisfaction of dividends payable, shares																							378,193